INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES The components of inventories at December 31 were as follows:

	2016	2015
Electronic components	$29,043	$19,203
Finished goods	11,870	13,626
	$40,913	$32,829